GENERAL AND ADMINISTRATION (Details) - Schedule of General And Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of General And Administrative Expenses [Abstract]
Salaries and benefits	$ 13,354	$ 15,238
Office and administration	3,319	4,167
Professional fees	6,985	10,295
Share based compensation	1,652	1,522
Rent	1,700	1,692
Other	2,818	2,065
Total	$ 29,828	$ 34,979